Income tax - Summary of temporary difference, unused tax losses and unused tax credits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 496,694	R$ 279,401	R$ 140,400	R$ 219,668
Deferred tax expense (income)	217,292	139,001	(79,268)
Deferred tax assets	505,046	284,533
Deferred tax liabilities	(8,352)	(5,132)
Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	7,382	17,146
Deferred tax expense (income)	(9,764)	(38,212)	37,774
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22,838	22,303
Deferred tax expense (income)	535	(37,690)	(56,789)
Provisions for IFAs’ commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	94,544	68,041
Deferred tax expense (income)	26,503	37,010	4,744
Revaluations of financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(16,780)	25,259
Deferred tax expense (income)	(42,039)	23,862	(2,427)
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	19,444	5,666
Deferred tax expense (income)	13,778	2,587	(2,345)
Financial instruments taxed on redemption
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(9)	0
Deferred tax expense (income)	(9)	13,041	(6,230)
Profit sharing plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	164,808	141,136
Deferred tax expense (income)	23,672	141,136	0
Net gain on hedge instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	20,987	(36,384)
Deferred tax expense (income)	57,371	(34,943)	(51,423)
Share-base compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	115,976	2,950
Deferred tax expense (income)	113,025	2,950
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	67,504	33,284
Deferred tax expense (income)	R$ 34,220	R$ 29,260	R$ (2,572)